EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 9.11%
	American Credit Acceptance Receivables Trust(a)
	Series 2021-1 Class D
$ 2,000,000	1.14%, 03/15/2027	$ 1,944,084
	Series 2021-3 Class D
2,000,000	1.34%, 11/15/2027	1,899,711
	Series 2021-4 Class D
1,550,000	1.82%, 02/14/2028	1,467,966
	Series 2023-3 Class C
850,000	6.44%, 10/12/2029	847,207
	AmeriCredit Automobile Receivables Trust
	Series 2019-3 Class D
450,000	2.58%, 09/18/2025	442,545
	Series 2023-2 Class C
1,050,000	6.00%, 07/18/2029	1,051,404
2,600,000	Apidos XXXVII(a)(b) Series 2021-37A Class B 7.21%, 10/22/2034 3-mo. SOFR + 1.86%	2,553,229
2,650,000	Ares LXII Ltd(a)(b) Series 2021-62A Class B 7.26%, 01/25/2034 3-mo. SOFR + 1.91%	2,606,222
600,000	BlueMountain Ltd(a)(b) Series 2018-2A Class B 7.33%, 08/15/2031 3-mo. SOFR + 1.96%	593,077
2,100,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class B 7.34%, 11/20/2034 3-mo. SOFR + 1.96%	2,071,564
2,000,000	Carlyle US Ltd(a)(b) Series 2021-1A Class A2 7.02%, 04/15/2034 3-mo. SOFR + 1.71%	1,970,370
1,000,000	CarMax Auto Owner Trust Series 2020-4 Class D 1.75%, 04/15/2027	940,759
1,100,000	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	1,098,365
1,220,000	Credit Acceptance Auto Loan Trust(a) Series 2021-4 Class C 1.94%, 02/18/2031	1,116,101
1,200,000	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,124,183
800,000	Dryden Senior Loan Fund(a)(b) Series 2017-50A Class B 7.22%, 07/15/2030 3-mo. SOFR + 1.91%	793,206
	DT Auto Owner Trust(a)
	Series 2020-3A Class D
1,625,000	1.84%, 06/15/2026	1,546,713
	Series 2021-1A Class D
2,000,000	1.16%, 11/16/2026	1,874,832
	Series 2021-3A Class D
2,250,000	1.31%, 05/17/2027	2,042,808
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2022-1A Class C
$ 2,200,000	2.96%, 11/15/2027	$ 2,133,972
	Series 2023-3A Class B
1,400,000	6.07%, 03/15/2028	1,396,856
	Exeter Automobile Receivables Trust
	Series 2021-1A Class D
1,170,000	1.08%, 11/16/2026	1,127,084
	Series 2021-3A Class D
2,110,000	1.55%, 06/15/2027	1,945,924
	Series 2022-5A Class A2
34,337	5.29%, 01/15/2025	34,329
4,950,000	HPS Loan Management Ltd(a)(b) Series 15A-19 Class A1R 6.67%, 01/22/2035 3-mo. SOFR + 1.32%	4,875,314
2,000,000	KKR Ltd(a)(b) Series 31A Class B 7.09%, 04/20/2034 3-mo. SOFR + 1.76%	1,948,034
2,000,000	Marathon Ltd(a)(b) Series 2021-16A Class A2 7.27%, 04/15/2034 3-mo. SOFR + 1.96%	1,937,322
1,400,000	Octagon Investment Partners Ltd(a)(b) Series 2019-4A Class A1R 6.78%, 05/12/2031 3-mo. SOFR + 1.41%	1,395,918
1,600,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,420,414
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
900,000	1.35%, 07/15/2027	855,952
	Series 2021-3 Class D
1,100,000	1.33%, 09/15/2027	1,032,256
	Series 2021-4 Class D
1,250,000	1.67%, 10/15/2027	1,159,119
	Series 2022-5 Class C
900,000	4.74%, 10/16/2028	874,638
	Series 2023-3 Class B
1,150,000	5.61%, 07/17/2028	1,139,362
	Series 2023-4 Class B
1,050,000	5.77%, 12/15/2028	1,046,240
	Series 2023-4 Class C
600,000	6.04%, 12/15/2031	597,640
	Westlake Automobile Receivables Trust(a)
	Series 2021-2A Class D
750,000	1.23%, 12/15/2026	702,137
	Series 2022-1A Class D
3,300,000	3.49%, 03/15/2027	3,146,446
	Series 2023-3A Class B
660,000	5.92%, 09/15/2028	657,064
	Series 2023-3A Class C
400,000	6.02%, 09/15/2028	398,525

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	$ 453,014
		58,261,906
U.S. Government Agency — 0.02%
117,481	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 5.55%, 07/25/2031 1-mo. SOFR + 0.23%	115,911
TOTAL ASSET-BACKED SECURITIES — 9.13% (Cost $60,467,679)		$58,377,817
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.25%
680,000	Benchmark Mortgage Trust(c) Series 2018-B2 Class A5 3.88%, 02/15/2051	614,615
1,080,000	UBS Commercial Mortgage Trust Series 2018-C10 Class A3 4.05%, 05/15/2051	985,357
		1,599,972
U.S. Government Agency — 63.16%
	Federal Home Loan Mortgage Corp
355	9.50%, 04/01/2025	355
136,944	3.00%, 12/01/2026	132,446
132,889	2.50%, 01/01/2029	126,084
194,914	3.00%, 07/01/2029	186,977
1,475,000	4.20%, 01/01/2030	1,371,773
1,800,000	4.30%, 01/01/2030	1,678,706
3,125,000	4.41%, 01/01/2030	2,940,223
303,588	3.50%, 02/01/2032	280,235
5,917	7.50%, 03/01/2032	5,905
34,640	5.50%, 08/01/2033	34,510
25,842	5.50%, 01/01/2034	25,746
283,092	4.00%, 05/01/2034	263,136
59,181	5.50%, 10/01/2034	58,982
1,000,224	2.50%, 06/01/2035	884,200
108,601	5.00%, 09/01/2035	106,352
127,052	5.00%, 12/01/2035	124,598
947,741	2.00%, 01/01/2036	814,609
10,136	5.00%, 01/01/2036	9,939
104,637	6.00%, 01/01/2036	106,536
43,443	6.00%, 03/01/2036	44,227
54,197	6.00%, 07/01/2036	55,181
631,883	3.00%, 09/01/2036	564,573
10,806	5.50%, 05/01/2038	10,785
15,715	6.00%, 05/01/2038	16,131
35,419	5.00%, 06/01/2038	34,708
257,835	4.50%, 02/01/2040	243,912
366,964	5.00%, 03/01/2040	359,361
113,165	4.00%, 02/01/2041	103,760
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,202,733	2.00%, 01/01/2042	$ 1,759,518
2,133,951	2.50%, 01/01/2042	1,751,279
214,271	3.50%, 06/01/2042	190,355
121,856	3.50%, 11/01/2042	108,171
610,092	4.00%, 05/01/2044	559,225
500,845	3.00%, 11/01/2046	422,500
994,961	3.00%, 12/01/2046	841,169
1,486,096	2.50%, 11/01/2050	1,188,633
4,172,403	2.00%, 12/01/2050	3,189,986
4,079,593	2.00%, 01/01/2051	3,120,943
2,775,606	3.00%, 02/01/2051	2,317,880
1,850,304	2.00%, 03/01/2051	1,445,500
5,439,482	2.00%, 05/01/2051	4,154,455
2,653,535	3.00%, 07/01/2051	2,219,475
2,041,024	2.50%, 10/01/2051	1,624,375
3,043,511	2.50%, 02/01/2052	2,440,340
3,065,819	3.00%, 04/01/2052	2,556,094
3,125,854	3.50%, 05/01/2052	2,695,001
11,781,529	4.50%, 07/01/2052	10,866,717
3,309,592	3.50%, 08/01/2052	2,856,355
9,716,109	4.50%, 08/01/2052	8,945,552
5,877,759	4.50%, 09/01/2052	5,416,336
2,854,925	5.00%, 09/01/2052	2,695,956
6,132,846	5.00%, 10/01/2052	5,816,734
5,703,403	5.00%, 01/01/2053	5,384,771
1,854,359	5.50%, 01/01/2053	1,800,726
5,704,551	5.50%, 02/01/2053	5,524,384
3,068,131	5.00%, 03/01/2053	2,895,785
3,135,929	5.50%, 05/01/2053	3,044,829
3,375,939	5.50%, 07/01/2053	3,268,654
2,544,179	5.50%, 08/01/2053	2,470,564
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K061 Class A2
3,550,000	3.35%, 11/25/2026(c)	3,349,474
	Series K062 Class AM
2,000,000	3.51%, 12/25/2026	1,890,327
	Series K064 Class A2
1,750,000	3.22%, 03/25/2027	1,641,596
	Series K067 Class A2
4,925,000	3.19%, 07/25/2027	4,590,957
	Series K069 Class A2
2,820,000	3.19%, 09/25/2027(c)	2,619,945
	Series K069 Class AM
2,000,000	3.25%, 09/25/2027(c)	1,843,751
	Series K070 Class A2
2,050,000	3.30%, 11/25/2027(c)	1,910,704
	Series K071 Class A2
1,680,000	3.29%, 11/25/2027	1,561,630
	Series K073 Class A2
1,750,000	3.35%, 01/25/2028	1,627,933
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(c)	2,329,245
	Series K074 Class A2
1,950,000	3.60%, 01/25/2028	1,831,838
	Series K078 Class A2
2,000,000	3.85%, 06/25/2028	1,892,500

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K078 Class AM
$ 1,750,000	3.92%, 06/25/2028	$ 1,656,747
	Series K084 Class A2
1,750,000	3.78%, 10/25/2028(c)	1,645,432
	Series K087 Class A2
5,000,000	3.77%, 12/25/2028	4,692,208
	Series K095 Class A1
1,207,970	2.63%, 11/25/2028	1,127,014
	Series K098 Class A2
5,675,000	2.43%, 08/25/2029	4,899,439
	Series K154 Class A2
6,000,000	3.42%, 04/25/2032	5,456,102
	Series K506 Class A2
2,950,000	4.65%, 08/25/2028(c)	2,878,890
	Series K507 Class A2
3,150,000	4.80%, 09/25/2028(c)	3,092,765
	Series K737 Class A2
1,750,000	2.53%, 10/25/2026	1,618,346
	Series KJ41 Class A2
6,775,000	3.47%, 02/25/2031	6,044,158
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
2,808,379	3.50%, 09/15/2047	2,451,774
	Series 5238 Class BC
3,121,947	4.00%, 09/25/2049	2,874,165
	Federal National Mortgage Association
248	8.50%, 08/01/2024	247
68,981	3.00%, 06/01/2027	66,385
385,400	3.00%, 08/01/2029	358,655
293,726	3.00%, 10/01/2030	272,981
27,442	7.00%, 02/01/2031	27,420
30,493	7.00%, 09/01/2031	31,190
51,987	6.50%, 12/01/2031	52,238
41,588	7.00%, 12/01/2031	41,706
90,054	6.50%, 01/01/2032	90,487
30,946	7.00%, 01/01/2032	30,722
20,617	6.50%, 02/01/2032	20,716
923,074	3.00%, 05/01/2032	829,864
83,651	6.00%, 03/01/2033	84,218
51,877	5.50%, 07/01/2033	51,611
109,677	5.00%, 09/01/2033	107,343
19,186	5.50%, 09/01/2033	18,970
2,613,210	4.00%, 02/01/2034	2,486,541
45,654	5.50%, 03/01/2034	45,421
1,169,178	3.00%, 06/01/2034	1,064,958
416,228	3.00%, 10/01/2034	379,144
1,775,725	3.00%, 11/01/2034	1,613,237
61,997	5.50%, 12/01/2034	61,727
98,342	5.50%, 02/01/2035	97,887
58,974	5.00%, 09/01/2035	57,785
130,737	5.00%, 10/01/2035	128,069
45,868	5.50%, 10/01/2035	45,713
68,162	6.00%, 01/01/2036	69,305
18,725	6.00%, 02/01/2036	19,038
21,392	6.00%, 03/01/2036	21,750
83,834	5.50%, 05/01/2036	83,534
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,565,952	2.00%, 02/01/2037	$ 2,209,166
2,658,238	2.50%, 02/01/2037	2,345,377
2,435,160	2.00%, 03/01/2037	2,095,932
2,257,769	2.50%, 03/01/2037	1,997,674
1,293,561	2.50%, 04/01/2037	1,142,966
29,773	6.00%, 05/01/2037	30,272
46,855	5.00%, 07/01/2037	45,910
90,001	5.00%, 04/01/2039	88,071
243,712	4.50%, 05/01/2039	230,224
98,392	4.50%, 06/01/2039	92,946
80,102	4.50%, 08/01/2039	75,565
238,866	5.00%, 11/01/2039	233,323
135,659	5.00%, 12/01/2039	132,731
151,473	5.00%, 06/01/2040	148,094
588,106	4.50%, 08/01/2040	555,603
61,632	4.50%, 09/01/2040	58,221
196,314	5.00%, 09/01/2040	191,935
166,775	4.50%, 11/01/2040	157,545
113,768	5.00%, 01/01/2041	109,390
148,194	4.50%, 02/01/2041	139,799
27,686	4.00%, 03/01/2041	25,352
679,719	4.50%, 03/01/2041	641,798
189,027	4.00%, 09/01/2041	173,074
248,275	4.50%, 10/01/2041	234,530
536,988	3.50%, 12/01/2041	476,617
771,335	4.00%, 12/01/2041	706,232
2,678,688	2.50%, 02/01/2042	2,203,304
431,132	4.00%, 07/01/2042	394,741
257,540	3.50%, 09/01/2042	220,579
281,664	3.50%, 10/01/2042	249,653
377,850	3.00%, 03/01/2043	322,991
3,332,306	5.00%, 05/01/2043	3,174,152
3,739,256	5.00%, 06/01/2043	3,561,788
272,012	3.00%, 07/01/2043	230,522
384,424	3.00%, 08/01/2043	328,612
256,388	3.00%, 09/01/2043	219,171
6,078,354	2.50%, 03/01/2047	4,837,158
4,080,861	3.50%, 07/01/2047	3,619,225
1,342,170	4.00%, 08/01/2047	1,213,362
578,682	3.50%, 03/01/2048	506,626
3,071,724	3.00%, 01/01/2049	2,597,313
438,579	3.00%, 12/01/2049	365,681
304,329	3.00%, 01/01/2050	254,330
1,274,117	2.50%, 08/01/2050	1,019,402
1,409,797	2.50%, 10/01/2050	1,128,018
3,623,551	2.00%, 11/01/2050	2,805,079
2,895,711	2.00%, 12/01/2050	2,262,121
3,390,303	2.00%, 01/01/2051	2,648,734
1,406,149	2.00%, 05/01/2051	1,074,289
3,774,365	2.50%, 08/01/2051	3,004,133
8,253,325	2.00%, 10/01/2051	6,308,933
2,145,050	2.50%, 10/01/2051	1,714,377
3,229,202	2.00%, 11/01/2051	2,493,434
5,403,828	2.50%, 01/01/2052	4,295,665
5,465,710	3.50%, 01/01/2052	4,728,386
9,154,728	2.50%, 02/01/2052	7,326,237
15,570,313	2.00%, 03/01/2052	12,016,561
2,950,542	2.50%, 03/01/2052	2,367,490

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$11,273,046	3.00%, 03/01/2052	$ 9,397,123
2,429,283	3.50%, 04/01/2052	2,120,531
3,217,011	4.00%, 06/01/2052	2,886,782
3,337,580	4.00%, 07/01/2052	2,981,011
3,101,049	4.50%, 07/01/2052	2,859,253
2,852,198	5.00%, 07/01/2052	2,717,294
3,336,746	4.00%, 08/01/2052	2,972,989
2,857,609	4.50%, 08/01/2052	2,625,386
4,847,101	5.00%, 08/01/2052	4,575,307
3,233,977	4.50%, 09/01/2052	2,981,564
5,871,479	5.00%, 10/01/2052	5,557,051
3,299,732	4.50%, 11/01/2052	3,031,138
3,243,882	5.00%, 11/01/2052	3,081,528
2,723,165	5.00%, 01/01/2053	2,571,866
3,330,433	5.00%, 02/01/2053	3,143,326
1,031,424	3.50%, 08/01/2056	877,229
1,104,951	3.00%, 02/01/2057	905,457
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
1,706,010	2.47%, 04/25/2026	1,595,351
	Series 2018-M2 Class A2
1,606,410	3.00%, 01/25/2028(c)	1,470,235
	Series 2018-M3 Class A2
3,454,111	3.17%, 02/25/2030(c)	3,089,899
	Series 2023-M5 Class 2A2
3,350,000	4.50%, 07/25/2028(c)	3,241,084
	Government National Mortgage Association
274	7.50%, 10/20/2028	273
772	7.50%, 12/20/2028	777
2,929,316	2.50%, 03/20/2051	2,388,808
1,882,016	3.00%, 08/20/2051	1,599,963
6,837,977	2.50%, 11/20/2051	5,594,558
7,208,534	2.00%, 12/20/2051	5,700,188
6,596,639	3.50%, 02/20/2052	5,779,576
6,732,473	3.50%, 06/20/2052	5,898,271
3,420,544	4.00%, 07/20/2052	3,085,346
3,364,323	3.50%, 08/20/2052	2,947,459
3,299,620	4.50%, 08/20/2052	3,052,005
6,503,158	4.50%, 09/20/2052	6,015,753
3,080,754	5.00%, 09/20/2052	2,929,866
3,159,329	5.00%, 10/20/2052	3,007,055
6,988,248	5.00%, 05/20/2053	6,624,754
12,880,974	5.00%, 06/20/2053	12,241,066
	Vendee Mortgage Trust
	Series 1996-3 Class 1Z
197,999	6.75%, 09/15/2026	196,904
	Series 2002-1 Class 1A
181,836	6.00%, 10/15/2031	180,140
		403,696,594
TOTAL MORTGAGE-BACKED SECURITIES — 63.41% (Cost $447,309,341)		$405,296,566
Principal Amount		Fair Value
U.S. GOVERNMENT AGENCY BONDS AND NOTES
$ 500,000	Federal Home Loan Bank 5.75%, 06/12/2026	$ 510,064
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.08% (Cost $534,056)		$510,064
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
21,000,000	4.63%, 02/28/2025	20,809,687
13,400,000	3.88%, 01/15/2026	13,084,891
26,200,000	4.00%, 02/15/2026	25,646,320
8,000,000	3.75%, 04/15/2026	7,781,250
12,200,000	3.50%, 01/31/2028	11,642,898
7,900,000	3.63%, 03/31/2028	7,573,508
6,800,000	3.88%, 11/30/2029(d)	6,517,375
10,800,000	4.13%, 11/15/2032	10,416,094
15,300,000	2.38%, 02/15/2042	10,575,527
13,500,000	3.25%, 05/15/2042	10,757,813
4,500,000	2.50%, 02/15/2045	3,055,781
6,400,000	3.00%, 02/15/2048	4,682,500
14,100,000	3.00%, 08/15/2048	10,307,320
22,100,000	2.88%, 05/15/2052	15,669,418
6,800,000	3.63%, 05/15/2053	5,630,188
TOTAL U.S. TREASURY BONDS AND NOTES — 25.68% (Cost $179,146,725)		$164,150,570
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.42%
2,700,000	Federal Home Loan Bank Discount Notes(e) 5.27%, 10/02/2023	2,699,220
U.S. Treasury Bonds and Notes — 1.26%
8,200,000	U.S. Treasury Bills(e) 4.50%, 02/22/2024	8,054,020
TOTAL SHORT TERM INVESTMENTS — 1.68% (Cost $10,753,240)		$10,753,240
TOTAL INVESTMENTS — 99.98% (Cost $698,211,041)		$639,088,257
OTHER ASSETS & LIABILITIES, NET — 0.02%		$109,977
TOTAL NET ASSETS — 100.00%		$639,198,234

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2023.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
At September 29, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	163	USD	17,614	Dec 2023	$(318,360)
U.S. 5 Year Treasury Note Futures	83	USD	8,745	Dec 2023	(80,406)
U.S. Long Bond Futures	27	USD	3,072	Dec 2023	(156,094)
				Net Depreciation	$(554,860)
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 317 long futures contracts and an average of 0 short futures contracts for the reporting period.

September 29, 2023